Other Liabilities - Summary of Other Liabilities (Parenthetical) (Detail) - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Future rents related to buy-back agreements	$ 906	$ 926